Financing Agreements - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Short-term Debt [Line Items]
Short-term debt	$ 0		$ 1,064.6
Commercial paper
Short-term Debt [Line Items]
Short-term debt	0		192.0
Weighted Average Rate	0.00%		1.22%
Current portion of long-term debt
Short-term Debt [Line Items]
Short-term debt	$ 0	[1],[2]	$ 872.6	[1],[2]
Weighted Average Rate	0.00%	[1],[2]	2.42%	[1],[2]

[1]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[2]	See Note 18. Related Party Transactions-Affiliated Financing Agreements to these Consolidated Financial Statements.